Revenue from contracts with customers (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Contract balances [Line Items]
Accounts Receivable, Net			SFr 1,011	SFr 1,120	SFr 1,001
Contract with Customer, Liability			52	65	48
Contract with Customer, Liability, Revenue Recognized			18	SFr 8	7
Bank
Contract balances [Line Items]
Accounts Receivable, Net			1,032		993	SFr 1,123
Contract with Customer, Liability			SFr 52		48	SFr 65
Contract with Customer, Liability, Revenue Recognized	SFr 18	SFr 8			SFr 7